CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 7.1%
Interactive Media & Services - 5.4%
Alphabet Inc., Class C Shares	240,000	$27,993,600	*
Meta Platforms Inc., Class A Shares	400,000	63,640,000	*
TripAdvisor Inc.	500,000	9,505,000	*

Total Interactive Media & Services		101,138,600

Wireless Telecommunication Services - 1.7%
T-Mobile US Inc.	220,000	31,473,200	*

TOTAL COMMUNICATION SERVICES		132,611,800

CONSUMER DISCRETIONARY - 5.6%
Automobiles - 1.1%
General Motors Co.	550,000	19,943,000	*

Hotels, Restaurants & Leisure - 2.4%
Bloomin’ Brands Inc.	900,000	18,351,000
MGM Resorts International	800,000	26,184,000

Total Hotels, Restaurants & Leisure		44,535,000

Household Durables - 1.1%
Sony Group Corp., ADR	250,000	21,347,500

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd., ADR	200,000	17,874,000	*

TOTAL CONSUMER DISCRETIONARY		103,699,500

CONSUMER STAPLES - 2.9%
Beverages - 1.3%
Constellation Brands Inc., Class A Shares	100,000	24,631,000

Personal Products - 1.6%
Coty Inc., Class A Shares	4,000,000	29,280,000	*

TOTAL CONSUMER STAPLES		53,911,000

ENERGY - 15.9%
Energy Equipment & Services - 3.6%
Baker Hughes Co.	1,200,000	30,828,000
Schlumberger NV	1,000,000	37,030,000

Total Energy Equipment & Services		67,858,000

Oil, Gas & Consumable Fuels - 12.3%
Energy Transfer LP	4,000,000	45,240,000
EQT Corp.	1,400,000	61,642,000
Hess Corp.	280,000	31,491,600

See Notes to Schedule of Investments.

ClearBridge Value Trust 2022 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	250,000	$59,237,500
TotalEnergies SE, ADR	600,000	30,636,000

Total Oil, Gas & Consumable Fuels		228,247,100

TOTAL ENERGY		296,105,100

FINANCIALS - 19.6%
Banks - 10.7%
Bank of America Corp.	1,800,000	60,858,000
M&T Bank Corp.	220,000	39,039,000
Signature Bank	200,000	37,114,000
Wells Fargo & Co.	1,400,000	61,418,000

Total Banks		198,429,000

Capital Markets - 2.6%
Charles Schwab Corp.	295,000	20,369,750
Intercontinental Exchange Inc.	280,000	28,557,200

Total Capital Markets		48,926,950

Consumer Finance - 1.7%
OneMain Holdings Inc.	500,000	18,600,000
Synchrony Financial	400,000	13,392,000

Total Consumer Finance		31,992,000

Diversified Financial Services - 1.8%
Equitable Holdings Inc.	1,200,000	34,116,000

Insurance - 2.8%
American International Group Inc.	1,000,000	51,770,000

TOTAL FINANCIALS		365,233,950

HEALTH CARE - 17.6%
Biotechnology - 6.7%
AbbVie Inc.	250,000	35,877,500
Biogen Inc.	40,000	8,602,400	*
BioMarin Pharmaceutical Inc.	450,000	38,722,500	*
Vertex Pharmaceuticals Inc.	150,000	42,061,500	*

Total Biotechnology		125,263,900

Health Care Equipment & Supplies - 1.8%
Zimmer Biomet Holdings Inc.	300,000	33,117,000

Health Care Providers & Services - 5.0%
Cigna Corp.	150,000	41,304,000
UnitedHealth Group Inc.	95,000	51,522,300

Total Health Care Providers & Services		92,826,300

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2022 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.1%
AstraZeneca PLC, ADR	400,000	$26,492,000
Pfizer Inc.	980,000	49,499,800

Total Pharmaceuticals		75,991,800

TOTAL HEALTH CARE		327,199,000

INDUSTRIALS - 5.9%
Construction & Engineering - 1.5%
Quanta Services Inc.	200,000	27,746,000

Electrical Equipment - 0.5%
Fluence Energy Inc.	673,677	9,256,321	*

Machinery - 1.2%
CNH Industrial NV	1,800,000	23,256,000

Road & Rail - 1.8%
Uber Technologies Inc.	1,400,000	32,830,000	*

Trading Companies & Distributors - 0.9%
Marubeni Corp.	1,799,940	16,743,531	(a)

TOTAL INDUSTRIALS		109,831,852

INFORMATION TECHNOLOGY - 9.2%
IT Services - 3.4%
DXC Technology Co.	1,000,000	31,600,000	*
Fiserv Inc.	300,000	31,704,000	*

Total IT Services		63,304,000

Semiconductors & Semiconductor Equipment - 2.5%
Enphase Energy Inc.	100,000	28,418,000	*
SolarEdge Technologies Inc.	50,000	18,006,500	*

Total Semiconductors & Semiconductor Equipment		46,424,500

Software - 3.3%
Oracle Corp.	600,000	46,704,000
VMware Inc., Class A Shares	125,000	14,525,000

Total Software		61,229,000

TOTAL INFORMATION TECHNOLOGY		170,957,500

MATERIALS - 5.9%
Chemicals - 1.9%
Air Liquide SA	110,000	15,123,065	(a)
Mosaic Co.	400,000	21,064,000

Total Chemicals		36,187,065

See Notes to Schedule of Investments.

ClearBridge Value Trust 2022 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - 4.0%
Freeport-McMoRan Inc.		1,200,000	$37,860,000
Royal Gold Inc.		350,000	36,669,500

Total Metals & Mining			74,529,500

TOTAL MATERIALS			110,716,565

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Howard Hughes Corp.		200,000	14,178,000	*

UTILITIES - 6.3%
Electric Utilities - 2.6%
American Electric Power Co. Inc.		500,000	49,280,000

Independent Power and Renewable Electricity Producers - 3.7%
AES Corp.		1,700,000	37,774,000
Vistra Corp.		1,200,000	31,020,000

Total Independent Power and Renewable Electricity Producers			68,794,000

TOTAL UTILITIES			118,074,000

TOTAL COMMON STOCKS (Cost - $1,442,990,678)			1,802,518,267

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
East Resources Acquisition Co., Class A Shares (Cost - $100,000)	7/1/27	500,000	80,000	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,443,090,678)			1,802,598,267

	RATE	SHARES
SHORT-TERM INVESTMENTS - 3.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	45,159,422	45,159,422
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	11,289,856	11,289,856	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $56,449,278)			56,449,278

TOTAL INVESTMENTS - 99.8% (Cost - $1,499,539,956)			1,859,047,545
Other Assets in Excess of Liabilities - 0.2%			3,444,886

TOTAL NET ASSETS - 100.0%			$1,862,492,431

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2022 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $11,289,856 and the cost was $11,289,856 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Value Trust 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$93,088,321	$16,743,531	—	$109,831,852
Materials	95,593,500	15,123,065	—	110,716,565
Other Common Stocks	1,581,969,850	—	—	1,581,969,850
Warrants	80,000	—	—	80,000

Total Long-Term Investments	1,770,731,671	31,866,596	—	1,802,598,267

Short-Term Investments†	56,449,278	—	—	56,449,278

Total Investments	$1,827,180,949	$31,866,596	—	$1,859,047,545

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,416,957	$56,558,574	56,558,574	$46,685,675	46,685,675	—	$16,211	—	$11,289,856

8